John Hancock
Bond Fund
Quarterly portfolio holdings 8/31/2021

Fund’s investments
As of 8-31-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 31.1%				$7,666,663,755
(Cost $7,590,721,712)
U.S. Government 17.1%				4,223,857,817
U.S. Treasury
Bond	1.750	08-15-41	686,089,000	675,261,658
Bond	2.250	08-15-49	47,185,000	50,519,284
Bond	2.375	05-15-51	766,922,700	846,970,257
Bond	2.500	02-15-45	182,054,000	202,812,423
Bond	3.125	11-15-41	237,343,000	290,290,886
Note	0.125	08-31-23	211,676,000	211,336,988
Note	0.250	08-15-24	323,195,000	322,185,016
Note	0.375	08-15-24	46,725,000	46,688,496
Note	0.750	08-31-26	91,794,000	91,686,428
Note	1.125	08-31-28	287,435,000	288,198,499
Note	1.250	03-31-28	550,485,000	558,269,199
Note	1.250	04-30-28	12,039,000	12,202,185
Note	1.250	05-31-28	162,388,000	164,519,343
Note	1.250	06-30-28	67,504,000	68,337,253
Note	1.250	08-15-31	396,625,000	394,579,902
U.S. Government Agency 14.0%				3,442,805,938
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	09-01-50	147,375,053	150,287,479
30 Yr Pass Thru	2.000	11-01-50	28,139,131	28,739,184
30 Yr Pass Thru	2.500	09-01-50	34,776,045	36,252,361
30 Yr Pass Thru	2.500	10-01-50	162,899,737	170,680,578
30 Yr Pass Thru	3.000	03-01-43	4,336,236	4,694,815
30 Yr Pass Thru	3.000	12-01-45	14,692,273	15,787,857
30 Yr Pass Thru	3.000	05-01-46	2,690,130	2,901,658
30 Yr Pass Thru	3.000	10-01-46	6,138,904	6,590,918
30 Yr Pass Thru	3.000	10-01-46	4,828,029	5,161,193
30 Yr Pass Thru	3.000	10-01-46	8,640,501	9,241,610
30 Yr Pass Thru	3.000	10-01-46	62,678,489	67,313,169
30 Yr Pass Thru	3.000	12-01-46	48,482,400	51,582,544
30 Yr Pass Thru	3.000	12-01-46	11,268,060	12,150,559
30 Yr Pass Thru	3.000	04-01-47	31,859,175	34,075,576
30 Yr Pass Thru	3.000	09-01-49	18,007,281	18,974,760
30 Yr Pass Thru	3.000	10-01-49	21,596,492	22,837,795
30 Yr Pass Thru	3.000	12-01-49	24,773,755	25,888,007
30 Yr Pass Thru	3.000	01-01-50	17,231,257	18,229,738
30 Yr Pass Thru	3.000	02-01-50	11,505,272	12,171,955
30 Yr Pass Thru	3.500	06-01-42	3,446,757	3,733,548
30 Yr Pass Thru	3.500	04-01-44	4,701,401	5,166,228
30 Yr Pass Thru	3.500	05-01-45	8,305,350	8,980,831
30 Yr Pass Thru	3.500	08-01-46	47,203,241	51,278,339
30 Yr Pass Thru	3.500	09-01-46	11,193,730	12,041,161
30 Yr Pass Thru	3.500	10-01-46	2,230,493	2,401,864
30 Yr Pass Thru	3.500	10-01-46	18,104,840	19,667,141
30 Yr Pass Thru	3.500	11-01-46	6,051,203	6,509,315
30 Yr Pass Thru	3.500	11-01-46	6,552,819	7,077,575
30 Yr Pass Thru	3.500	12-01-46	8,803,965	9,508,994
30 Yr Pass Thru	3.500	01-01-47	5,794,981	6,291,646
30 Yr Pass Thru	3.500	02-01-47	7,962,992	8,571,811
30 Yr Pass Thru	3.500	04-01-47	10,541,668	11,448,446
30 Yr Pass Thru	3.500	09-01-47	27,341,004	29,528,361
2	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	01-01-41	7,946,128	$8,724,263
30 Yr Pass Thru	4.000	03-01-42	4,187,943	4,593,053
30 Yr Pass Thru	4.000	11-01-43	3,011,199	3,317,535
30 Yr Pass Thru	4.000	01-01-47	8,265,333	9,127,171
30 Yr Pass Thru	4.000	03-01-47	25,977,443	28,368,534
30 Yr Pass Thru	4.000	04-01-47	10,337,995	11,333,248
30 Yr Pass Thru	4.000	05-01-47	8,080,760	8,858,706
30 Yr Pass Thru	4.000	10-01-47	14,220,685	15,519,294
30 Yr Pass Thru	4.000	03-01-48	4,102,255	4,442,606
30 Yr Pass Thru	4.000	07-01-48	23,556,346	25,731,948
30 Yr Pass Thru	4.000	08-01-48	12,814,555	13,933,001
30 Yr Pass Thru	5.500	11-01-39	2,796,773	3,253,176
Federal National Mortgage Association
30 Yr Pass Thru (A)	2.000	TBA	182,181,000	184,775,695
30 Yr Pass Thru	2.000	09-01-50	41,065,738	41,877,279
30 Yr Pass Thru	2.000	09-01-50	24,096,318	24,526,577
30 Yr Pass Thru	2.000	09-01-50	23,336,353	23,797,526
30 Yr Pass Thru	2.000	10-01-50	28,714,192	29,281,641
30 Yr Pass Thru	2.000	11-01-50	45,236,312	46,106,243
30 Yr Pass Thru (6 month LIBOR + 2.122%) (B)	2.372	07-01-33	337	350
30 Yr Pass Thru (A)	2.500	TBA	384,060,000	398,942,402
30 Yr Pass Thru	2.500	08-01-50	35,695,055	37,299,623
30 Yr Pass Thru	2.500	08-01-50	38,330,491	40,161,331
30 Yr Pass Thru	2.500	09-01-50	148,765,998	155,918,235
30 Yr Pass Thru	2.500	09-01-50	17,817,623	18,621,348
30 Yr Pass Thru	2.500	09-01-50	80,829,425	84,462,878
30 Yr Pass Thru	3.000	07-01-42	2,544,867	2,725,733
30 Yr Pass Thru	3.000	10-01-42	4,261,898	4,547,481
30 Yr Pass Thru	3.000	10-01-42	2,472,355	2,638,024
30 Yr Pass Thru	3.000	04-01-43	1,893,918	2,025,561
30 Yr Pass Thru	3.000	12-01-45	22,831,261	24,197,048
30 Yr Pass Thru	3.000	08-01-46	34,046,078	36,401,927
30 Yr Pass Thru	3.000	08-01-46	24,451,223	26,150,789
30 Yr Pass Thru	3.000	09-01-46	3,394,860	3,627,860
30 Yr Pass Thru	3.000	10-01-46	2,307,888	2,466,286
30 Yr Pass Thru	3.000	10-01-46	19,030,538	20,085,703
30 Yr Pass Thru	3.000	01-01-47	21,408,872	22,977,251
30 Yr Pass Thru	3.000	02-01-47	12,435,701	13,405,013
30 Yr Pass Thru	3.000	10-01-47	25,443,660	27,204,257
30 Yr Pass Thru	3.000	11-01-47	27,122,670	28,999,447
30 Yr Pass Thru	3.000	11-01-48	50,577,884	53,382,220
30 Yr Pass Thru	3.000	11-01-48	17,427,218	18,415,270
30 Yr Pass Thru	3.000	09-01-49	24,447,586	25,761,084
30 Yr Pass Thru	3.000	09-01-49	37,612,940	40,362,525
30 Yr Pass Thru	3.000	10-01-49	13,980,421	14,609,220
30 Yr Pass Thru	3.000	10-01-49	43,711,716	46,456,357
30 Yr Pass Thru	3.000	11-01-49	26,024,997	27,927,479
30 Yr Pass Thru	3.000	11-01-49	30,208,976	31,945,300
30 Yr Pass Thru	3.000	11-01-49	24,234,855	25,536,923
30 Yr Pass Thru	3.000	11-01-49	30,184,116	31,541,710
30 Yr Pass Thru	3.000	12-01-49	30,665,640	32,313,216
30 Yr Pass Thru	3.000	01-01-50	23,557,356	24,791,370
30 Yr Pass Thru	3.500	11-01-40	1,429,290	1,551,064
30 Yr Pass Thru	3.500	06-01-42	1,203,709	1,303,496
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	08-01-42	2,973,964	$3,220,505
30 Yr Pass Thru	3.500	06-01-43	12,481,052	13,605,435
30 Yr Pass Thru	3.500	07-01-43	3,594,701	3,918,537
30 Yr Pass Thru	3.500	07-01-43	3,809,614	4,154,002
30 Yr Pass Thru	3.500	01-01-45	2,621,746	2,876,776
30 Yr Pass Thru	3.500	04-01-45	8,337,339	9,012,869
30 Yr Pass Thru	3.500	04-01-45	2,138,499	2,311,770
30 Yr Pass Thru	3.500	04-01-45	8,838,129	9,554,235
30 Yr Pass Thru	3.500	01-01-46	23,512,696	25,645,585
30 Yr Pass Thru	3.500	02-01-46	15,891,869	17,065,281
30 Yr Pass Thru	3.500	07-01-46	12,139,817	12,994,457
30 Yr Pass Thru	3.500	07-01-46	5,525,936	5,942,590
30 Yr Pass Thru	3.500	08-01-46	24,577,254	26,537,897
30 Yr Pass Thru	3.500	02-01-47	27,409,479	29,596,062
30 Yr Pass Thru	3.500	03-01-47	32,812,112	35,614,256
30 Yr Pass Thru	3.500	05-01-47	19,429,684	21,101,117
30 Yr Pass Thru	3.500	07-01-47	37,414,366	40,609,541
30 Yr Pass Thru	3.500	08-01-47	25,908,398	27,975,233
30 Yr Pass Thru	3.500	11-01-47	33,103,711	35,741,964
30 Yr Pass Thru	3.500	12-01-47	15,661,062	16,829,665
30 Yr Pass Thru	3.500	01-01-48	24,826,853	26,679,393
30 Yr Pass Thru	3.500	03-01-48	6,611,170	7,199,520
30 Yr Pass Thru	3.500	03-01-48	15,243,196	16,142,444
30 Yr Pass Thru	3.500	03-01-49	3,958,030	4,253,372
30 Yr Pass Thru	3.500	06-01-49	27,048,919	29,052,476
30 Yr Pass Thru	3.500	09-01-49	8,612,885	9,098,783
30 Yr Pass Thru	3.500	12-01-49	48,067,376	50,779,111
30 Yr Pass Thru	3.500	02-01-50	39,333,892	41,562,145
30 Yr Pass Thru	4.000	09-01-40	3,570,329	3,915,974
30 Yr Pass Thru	4.000	09-01-40	4,851,303	5,319,448
30 Yr Pass Thru	4.000	11-01-40	1,545,769	1,695,033
30 Yr Pass Thru	4.000	12-01-40	2,030,990	2,227,271
30 Yr Pass Thru	4.000	01-01-41	2,982,519	3,272,654
30 Yr Pass Thru	4.000	09-01-41	4,454,545	4,892,481
30 Yr Pass Thru	4.000	09-01-41	2,113,806	2,341,590
30 Yr Pass Thru	4.000	10-01-41	1,369,135	1,501,270
30 Yr Pass Thru	4.000	01-01-42	2,046,021	2,252,434
30 Yr Pass Thru	4.000	05-01-42	2,699,475	2,960,002
30 Yr Pass Thru	4.000	09-01-43	5,365,013	5,996,798
30 Yr Pass Thru	4.000	10-01-43	5,347,062	5,941,643
30 Yr Pass Thru	4.000	10-01-43	2,060,380	2,273,393
30 Yr Pass Thru	4.000	01-01-44	3,924,145	4,360,501
30 Yr Pass Thru	4.000	12-01-45	10,645,679	11,666,442
30 Yr Pass Thru	4.000	02-01-46	5,708,142	6,210,873
30 Yr Pass Thru	4.000	04-01-46	6,861,377	7,465,676
30 Yr Pass Thru	4.000	06-01-46	4,466,791	4,856,006
30 Yr Pass Thru	4.000	07-01-46	9,522,931	10,352,713
30 Yr Pass Thru	4.000	10-01-46	2,671,960	2,898,937
30 Yr Pass Thru	4.000	01-01-47	10,456,488	11,485,578
30 Yr Pass Thru	4.000	03-01-47	11,821,008	12,906,445
30 Yr Pass Thru	4.000	04-01-47	12,216,609	13,416,251
30 Yr Pass Thru	4.000	11-01-47	4,320,380	4,678,678
30 Yr Pass Thru	4.000	12-01-47	8,682,831	9,485,539
30 Yr Pass Thru	4.000	12-01-47	4,642,806	5,008,185
4	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	09-01-48	3,859,149	$4,206,271
30 Yr Pass Thru	4.000	10-01-48	11,226,272	12,193,074
30 Yr Pass Thru	4.000	10-01-48	14,044,930	15,324,698
30 Yr Pass Thru	4.000	01-01-49	9,988,932	10,746,164
30 Yr Pass Thru	4.000	02-01-49	9,084,647	9,773,327
30 Yr Pass Thru	4.000	07-01-49	18,440,843	20,001,587
30 Yr Pass Thru	7.000	09-01-31	116	136
30 Yr Pass Thru	7.000	09-01-31	93	109
30 Yr Pass Thru	7.000	09-01-31	1,718	2,020
30 Yr Pass Thru	7.000	01-01-32	72	85
30 Yr Pass Thru	7.000	05-01-32	107	128
30 Yr Pass Thru	7.000	06-01-32	38	43
30 Yr Pass Thru	7.500	09-01-29	41	47
30 Yr Pass Thru	7.500	12-01-29	47	54
30 Yr Pass Thru	7.500	01-01-31	19	22
30 Yr Pass Thru	7.500	05-01-31	253	297
30 Yr Pass Thru	7.500	08-01-31	93	104
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	2,381	2,686
30 Yr Pass Thru	5.000	04-15-35	1,268	1,426
30 Yr Pass Thru	5.500	03-15-35	1,993	2,275
30 Yr Pass Thru	6.000	03-15-33	1,919	2,216
30 Yr Pass Thru	6.000	06-15-33	628	722
30 Yr Pass Thru	6.500	09-15-28	152	170
30 Yr Pass Thru	6.500	09-15-29	107	120
30 Yr Pass Thru	6.500	08-15-31	175	201
30 Yr Pass Thru	7.000	04-15-29	475	541

30 Yr Pass Thru	8.000	10-15-26	258	286
Foreign government obligations 0.5%				$134,944,652
(Cost $123,724,339)
Argentina 0.1%				31,419,076
Republic of Argentina Bond (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	2.500	07-09-41	80,601,000	31,419,076
Qatar 0.2%				50,409,438
State of Qatar
Bond (C)	3.375	03-14-24	24,739,000	26,439,806
Bond (C)	5.103	04-23-48	17,804,000	23,969,632
Saudi Arabia 0.2%				53,116,138
Kingdom of Saudi Arabia Bond (C)	4.375	04-16-29	45,688,000	53,116,138

Corporate bonds 52.7%				$13,000,650,615
(Cost $12,307,279,542)
Communication services 7.0%				1,735,244,453
Diversified telecommunication services 2.4%
AT&T, Inc.	2.300	06-01-27	18,848,000	19,661,480
AT&T, Inc.	3.100	02-01-43	105,319,000	104,331,629
AT&T, Inc.	3.500	06-01-41	36,838,000	38,815,891
AT&T, Inc.	3.650	06-01-51	8,114,000	8,557,822
C&W Senior Financing DAC (C)	6.875	09-15-27	20,070,000	21,336,417
Cincinnati Bell, Inc. (C)	7.000	07-15-24	22,599,000	23,022,731
Connect Finco SARL (C)	6.750	10-01-26	23,292,000	24,165,450
GCI LLC (C)	4.750	10-15-28	14,151,000	14,840,861
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Kenbourne Invest SA (C)	4.700	01-22-28	5,139,000	$5,204,625
Kenbourne Invest SA (C)	6.875	11-26-24	8,255,000	8,739,651
Level 3 Financing, Inc. (C)	3.400	03-01-27	24,679,000	26,007,224
Radiate Holdco LLC (C)	6.500	09-15-28	13,010,000	13,270,200
Switch, Ltd. (C)	3.750	09-15-28	4,349,000	4,424,716
Telecom Argentina SA (C)(D)	8.000	07-18-26	12,621,000	12,242,370
Telecom Italia Capital SA	7.200	07-18-36	25,359,000	31,928,249
Telecom Italia SpA (C)	5.303	05-30-24	15,555,000	16,888,064
Telefonica Emisiones SA	5.213	03-08-47	48,489,000	60,825,503
Telesat Canada (C)	5.625	12-06-26	9,941,000	9,543,360
Total Play Telecomunicaciones SA de CV (C)(D)	7.500	11-12-25	32,912,000	34,969,000
Verizon Communications, Inc.	3.000	03-22-27	5,717,000	6,185,027
Verizon Communications, Inc.	4.329	09-21-28	51,217,000	59,805,279
Verizon Communications, Inc.	4.400	11-01-34	20,489,000	24,666,785
Verizon Communications, Inc.	4.500	08-10-33	24,743,000	29,943,970
Entertainment 0.7%
AMC Entertainment Holdings, Inc. (10.000% Cash or 12.000% PIK) (C)	12.000	06-15-26	23,514,000	21,190,111
Lions Gate Capital Holdings LLC (C)	5.500	04-15-29	23,565,000	24,061,043
Live Nation Entertainment, Inc. (C)	4.750	10-15-27	23,009,000	23,377,144
Netflix, Inc.	4.875	04-15-28	38,115,000	44,546,906
Netflix, Inc. (C)	4.875	06-15-30	15,694,000	18,783,128
Netflix, Inc. (C)	5.375	11-15-29	6,259,000	7,697,506
Netflix, Inc.	5.875	11-15-28	32,139,000	39,852,360
Playtika Holding Corp. (C)	4.250	03-15-29	3,450,000	3,480,188
Interactive media and services 0.2%
ANGI Group LLC (C)(D)	3.875	08-15-28	12,698,000	12,475,785
Match Group Holdings II LLC (C)	4.125	08-01-30	12,092,000	12,666,370
Twitter, Inc. (C)	3.875	12-15-27	13,568,000	14,644,621
Media 2.3%
Altice Financing SA (C)	5.000	01-15-28	6,979,000	6,973,417
Altice France Holding SA (C)	10.500	05-15-27	4,417,000	4,853,179
Cable One, Inc. (C)	4.000	11-15-30	7,808,000	7,899,354
CCO Holdings LLC (C)	4.500	06-01-33	13,352,000	13,836,010
Charter Communications Operating LLC	3.900	06-01-52	14,713,000	15,188,825
Charter Communications Operating LLC	4.200	03-15-28	38,606,000	43,694,840
Charter Communications Operating LLC	4.800	03-01-50	45,155,000	52,737,455
Charter Communications Operating LLC	5.750	04-01-48	49,214,000	63,298,939
Charter Communications Operating LLC	6.484	10-23-45	38,852,000	54,179,456
Clear Channel Outdoor Holdings, Inc. (C)	7.750	04-15-28	5,676,000	5,917,230
Comcast Corp.	4.150	10-15-28	60,551,000	70,250,823
CSC Holdings LLC	5.875	09-15-22	11,735,000	12,204,400
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	25,650,000	26,240,207
LCPR Senior Secured Financing DAC (C)	5.125	07-15-29	8,324,000	8,615,340
LCPR Senior Secured Financing DAC (C)	6.750	10-15-27	11,535,000	12,328,031
Midas OpCo Holdings LLC (C)	5.625	08-15-29	34,646,000	35,468,843
News Corp. (C)	3.875	05-15-29	14,010,000	14,405,783
Sirius XM Radio, Inc. (C)	4.000	07-15-28	23,177,000	23,666,614
Sirius XM Radio, Inc. (C)	5.000	08-01-27	22,861,000	23,975,474
Townsquare Media, Inc. (C)	6.875	02-01-26	6,842,000	7,252,520
Univision Communications, Inc. (C)	4.500	05-01-29	7,188,000	7,291,507
Videotron, Ltd. (C)	3.625	06-15-29	11,162,000	11,496,860
Virgin Media Finance PLC (C)	5.000	07-15-30	5,989,000	6,201,310
6	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
WMG Acquisition Corp. (C)	3.000	02-15-31	26,977,000	$26,572,345
WMG Acquisition Corp. (C)	3.875	07-15-30	15,843,000	16,694,878
Wireless telecommunication services 1.4%
Millicom International Cellular SA (C)	4.500	04-27-31	2,745,000	2,861,663
Millicom International Cellular SA (C)	5.125	01-15-28	3,690,000	3,846,825
Millicom International Cellular SA (C)	6.250	03-25-29	14,014,800	15,381,243
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	12,421,000	13,168,348
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28	13,917,000	15,307,308
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	31,003,000	31,143,134
Sprint Corp.	7.875	09-15-23	16,706,000	18,927,063
Telefonica Celular del Paraguay SA (C)	5.875	04-15-27	13,976,000	14,692,270
T-Mobile USA, Inc.	2.050	02-15-28	35,500,000	36,142,550
T-Mobile USA, Inc.	2.550	02-15-31	14,702,000	14,988,395
T-Mobile USA, Inc.	2.875	02-15-31	3,484,000	3,579,810
T-Mobile USA, Inc.	3.375	04-15-29	29,680,000	31,358,701
T-Mobile USA, Inc.	3.750	04-15-27	19,854,000	21,973,812
T-Mobile USA, Inc.	3.875	04-15-30	40,030,000	44,850,413
T-Mobile USA, Inc.	4.500	04-15-50	24,546,000	29,431,881
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	35,785,000	44,195,931
Consumer discretionary 6.3%				1,550,640,505
Auto components 0.1%
Dealer Tire LLC (C)	8.000	02-01-28	7,938,000	8,453,970
LCM Investments Holdings II LLC (C)	4.875	05-01-29	3,874,000	3,980,535
Automobiles 1.4%
Daimler Finance North America LLC (C)	3.500	08-03-25	13,005,000	14,154,897
Ford Motor Credit Company LLC	2.900	02-16-28	4,515,000	4,498,069
Ford Motor Credit Company LLC	4.000	11-13-30	13,199,000	13,924,945
Ford Motor Credit Company LLC	4.125	08-17-27	26,165,000	27,996,550
Ford Motor Credit Company LLC	4.134	08-04-25	69,096,000	73,759,980
Ford Motor Credit Company LLC	5.113	05-03-29	41,238,000	46,598,940
General Motors Company	5.400	04-01-48	11,218,000	14,208,737
General Motors Financial Company, Inc.	3.600	06-21-30	57,495,000	62,419,857
General Motors Financial Company, Inc.	4.350	01-17-27	26,351,000	29,654,947
General Motors Financial Company, Inc.	5.200	03-20-23	19,336,000	20,648,087
Hyundai Capital America (C)	1.800	10-15-25	11,797,000	11,942,992
Hyundai Capital America (C)	2.375	10-15-27	10,962,000	11,214,775
Nissan Motor Acceptance Corp. (C)	3.450	03-15-23	15,660,000	16,255,156
Diversified consumer services 0.3%
GEMS MENASA Cayman, Ltd. (C)	7.125	07-31-26	14,169,000	14,664,915
Service Corp. International	3.375	08-15-30	8,007,000	8,060,647
Service Corp. International	4.000	05-15-31	17,177,000	17,795,028
Sotheby’s (C)	7.375	10-15-27	11,899,000	12,625,434
StoneMor, Inc. (C)	8.500	05-15-29	24,091,000	24,638,107
Hotels, restaurants and leisure 3.0%
Affinity Gaming (C)	6.875	12-15-27	9,651,000	10,252,257
Bally’s Corp. (C)	6.750	06-01-27	24,450,000	26,436,563
Booking Holdings, Inc.	4.625	04-13-30	31,952,000	38,209,404
Caesars Resort Collection LLC (C)	5.750	07-01-25	6,989,000	7,343,692
CCM Merger, Inc. (C)	6.375	05-01-26	7,806,000	8,235,330
Choice Hotels International, Inc.	3.700	12-01-29	6,723,000	7,210,249
Choice Hotels International, Inc.	3.700	01-15-31	17,414,000	18,812,605
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Dave & Buster’s, Inc. (C)	7.625	11-01-25	3,083,000	$3,267,980
Everi Holdings, Inc. (C)	5.000	07-15-29	1,907,000	1,951,815
Expedia Group, Inc.	2.950	03-15-31	19,436,000	19,776,378
Expedia Group, Inc.	3.250	02-15-30	29,897,000	31,004,722
Expedia Group, Inc.	3.800	02-15-28	44,372,000	48,009,436
Expedia Group, Inc.	4.625	08-01-27	26,562,000	30,038,701
Expedia Group, Inc.	5.000	02-15-26	38,816,000	43,928,431
Hilton Domestic Operating Company, Inc. (C)	3.625	02-15-32	15,972,000	15,852,210
Hilton Domestic Operating Company, Inc. (C)	4.000	05-01-31	11,127,000	11,474,719
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	17,454,000	18,763,050
Hilton Domestic Operating Company, Inc. (C)	5.750	05-01-28	4,667,000	5,041,200
Hilton Grand Vacations Borrower Escrow LLC (C)	4.875	07-01-31	12,198,000	12,091,268
Hilton Grand Vacations Borrower Escrow LLC (C)	5.000	06-01-29	15,232,000	15,422,400
Hyatt Hotels Corp.	4.375	09-15-28	5,702,000	6,235,506
Hyatt Hotels Corp.	5.750	04-23-30	16,000,000	19,207,025
International Game Technology PLC (C)	4.125	04-15-26	2,543,000	2,641,033
International Game Technology PLC (C)	5.250	01-15-29	4,076,000	4,351,130
International Game Technology PLC (C)	6.500	02-15-25	11,430,000	12,744,450
Jacobs Entertainment, Inc. (C)	7.875	02-01-24	15,070,000	15,748,150
Life Time, Inc. (C)	8.000	04-15-26	8,017,000	8,397,808
Marriott International, Inc.	2.850	04-15-31	25,741,000	26,260,244
Marriott International, Inc.	3.125	06-15-26	9,705,000	10,367,934
Marriott International, Inc.	3.500	10-15-32	14,685,000	15,675,769
Marriott International, Inc.	4.625	06-15-30	24,226,000	27,839,723
Marriott Ownership Resorts, Inc. (C)	4.500	06-15-29	2,771,000	2,798,433
MGM Resorts International	4.750	10-15-28	25,594,000	26,873,700
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	14,648,000	14,757,860
Mohegan Gaming & Entertainment (C)	8.000	02-01-26	17,283,000	18,110,337
New Red Finance, Inc. (C)	4.000	10-15-30	35,162,000	34,967,906
Premier Entertainment Sub LLC (C)	5.625	09-01-29	11,656,000	11,951,013
Premier Entertainment Sub LLC (C)	5.875	09-01-31	31,655,000	32,446,375
Resorts World Las Vegas LLC (C)(D)	4.625	04-16-29	19,445,000	20,117,603
Resorts World Las Vegas LLC (C)	4.625	04-06-31	8,500,000	8,656,931
Travel + Leisure Company (C)	4.625	03-01-30	9,653,000	9,942,590
Travel + Leisure Company	6.600	10-01-25	8,556,000	9,604,110
Waterford Gaming LLC (C)(F)(G)	8.625	09-15-14	422,977	0
Wyndham Hotels & Resorts, Inc. (C)	4.375	08-15-28	8,556,000	8,852,808
Yum! Brands, Inc.	3.625	03-15-31	14,245,000	14,634,316
Yum! Brands, Inc. (C)	4.750	01-15-30	13,022,000	14,373,033
Household durables 0.4%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	9,597,000	9,728,959
Century Communities, Inc. (C)	3.875	08-15-29	22,453,000	22,794,286
Century Communities, Inc.	6.750	06-01-27	14,439,000	15,427,638
Empire Communities Corp. (C)	7.000	12-15-25	4,974,000	5,247,570
KB Home	4.000	06-15-31	17,080,000	17,763,200
MDC Holdings, Inc.	2.500	01-15-31	10,454,000	10,227,566
Toll Brothers Finance Corp. (D)	3.800	11-01-29	3,763,000	4,095,837
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	3.150	08-22-27	47,038,000	52,057,116
Amazon.com, Inc.	4.050	08-22-47	25,692,000	31,751,669
eBay, Inc.	2.700	03-11-30	34,480,000	36,032,647
QVC, Inc.	5.450	08-15-34	11,630,000	12,429,155
8	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Multiline retail 0.2%
Dollar Tree, Inc.	4.200	05-15-28	48,304,000	$54,972,619
Macy’s Retail Holdings LLC (C)(D)	5.875	04-01-29	4,473,000	4,887,200
Specialty retail 0.3%
Asbury Automotive Group, Inc.	4.750	03-01-30	11,593,000	12,230,615
AutoNation, Inc.	4.750	06-01-30	12,415,000	14,643,177
Carvana Company (C)	4.875	09-01-29	30,814,000	30,503,087
Group 1 Automotive, Inc. (C)	4.000	08-15-28	2,525,000	2,569,188
Ken Garff Automotive LLC (C)	4.875	09-15-28	9,390,000	9,683,438
Specialty Building Products Holdings LLC (C)	6.375	09-30-26	1,895,000	1,994,488
Textiles, apparel and luxury goods 0.1%
Hanesbrands, Inc. (C)	5.375	05-15-25	6,936,000	7,284,395
Levi Strauss & Company (C)	3.500	03-01-31	5,963,000	6,141,890
Consumer staples 1.7%				410,634,698
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	25,824,000	31,756,044
Constellation Brands, Inc.	3.150	08-01-29	9,389,000	10,144,932
Food and staples retailing 0.4%
7-Eleven, Inc. (C)	2.800	02-10-51	16,578,000	15,679,446
Advantage Sales & Marketing, Inc. (C)	6.500	11-15-28	24,026,000	25,107,170
Albertsons Companies, Inc. (C)	3.250	03-15-26	7,699,000	7,901,099
Albertsons Companies, Inc. (C)	3.500	03-15-29	20,319,000	20,522,190
Albertsons Companies, Inc. (C)	4.875	02-15-30	9,370,000	10,225,013
U.S. Foods, Inc. (C)	4.750	02-15-29	13,367,000	13,684,466
Food products 0.9%
BRF SA (C)(D)	5.750	09-21-50	19,438,000	19,559,488
Cargill, Inc. (C)	2.125	04-23-30	10,774,000	11,050,870
JBS Finance Luxembourg Sarl (C)	3.625	01-15-32	17,668,000	18,283,023
JBS USA Food Company (C)	5.750	01-15-28	31,704,000	33,473,083
JBS USA LUX SA (C)	3.750	12-01-31	5,619,000	5,926,500
Kraft Heinz Foods Company	4.375	06-01-46	22,871,000	26,518,073
Kraft Heinz Foods Company	4.875	10-01-49	5,006,000	6,224,626
Kraft Heinz Foods Company	5.000	06-04-42	7,523,000	9,518,070
Kraft Heinz Foods Company	5.500	06-01-50	15,059,000	20,084,675
MARB BondCo PLC (C)	3.950	01-29-31	15,417,000	15,038,127
NBM US Holdings, Inc. (C)	6.625	08-06-29	23,263,000	26,056,886
NBM US Holdings, Inc. (C)	7.000	05-14-26	11,950,000	12,715,995
Post Holdings, Inc. (C)	5.500	12-15-29	10,957,000	11,737,686
Simmons Foods, Inc. (C)	4.625	03-01-29	2,637,000	2,683,543
Household products 0.1%
Edgewell Personal Care Company (C)	4.125	04-01-29	9,887,000	9,948,794
Edgewell Personal Care Company (C)	5.500	06-01-28	16,051,000	16,993,996
Personal products 0.1%
Natura Cosmeticos SA (C)	4.125	05-03-28	11,873,000	12,187,635
Oriflame Investment Holding PLC (C)(D)	5.125	05-04-26	17,182,000	17,613,268
Energy 5.1%				1,248,962,416
Energy equipment and services 0.2%
CSI Compressco LP (C)	7.500	04-01-25	20,084,000	20,005,873
CSI Compressco LP (C)	7.500	04-01-25	5,179,000	5,158,854
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (C)	10.000	04-01-26	16,550,209	15,226,192
Inkia Energy, Ltd. (C)	5.875	11-09-27	4,600,000	4,680,546
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels 4.9%
Aker BP ASA (C)	2.875	01-15-26	15,032,000	$15,860,690
Aker BP ASA (C)	3.000	01-15-25	13,687,000	14,456,211
Aker BP ASA (C)	4.000	01-15-31	30,743,000	33,844,686
Altera Infrastructure LP (C)	8.500	07-15-23	17,682,000	16,234,551
Antero Midstream Partners LP (C)	5.375	06-15-29	15,067,000	15,424,314
Antero Resources Corp. (D)	5.000	03-01-25	12,673,000	12,926,460
Antero Resources Corp. (C)	5.375	03-01-30	5,836,000	5,937,721
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	16,116,000	15,449,442
Cenovus Energy, Inc.	3.950	04-15-22	17,036,000	17,252,448
Cheniere Energy Partners LP (C)	4.000	03-01-31	31,610,000	33,269,525
Cheniere Energy Partners LP	4.500	10-01-29	30,046,000	32,374,565
Cimarex Energy Company	4.375	06-01-24	14,759,000	15,954,713
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	13,527,000	12,512,475
Diamondback Energy, Inc.	3.125	03-24-31	16,253,000	16,920,033
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	22,814,000	24,586,291
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	24,440,000	27,592,760
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	22,746,000	25,009,283
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	6,461,000	6,591,504
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	10,373,000	10,626,320
Energy Transfer LP	4.200	04-15-27	10,762,000	11,967,677
Energy Transfer LP	5.150	03-15-45	24,388,000	28,305,640
Energy Transfer LP	5.250	04-15-29	51,517,000	60,685,344
Energy Transfer LP	5.400	10-01-47	17,042,000	20,686,661
Energy Transfer LP	5.500	06-01-27	28,480,000	33,618,288
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	30,606,000	31,379,720
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	41,461,000	43,307,831
EQT Corp. (C)	3.125	05-15-26	7,746,000	7,959,015
EQT Corp. (C)	3.625	05-15-31	7,733,000	8,175,328
Hess Midstream Operations LP (C)	4.250	02-15-30	5,167,000	5,231,588
Inversiones Latin America Power Ltda (C)	5.125	06-15-33	12,749,000	12,717,128
Kinder Morgan Energy Partners LP	7.750	03-15-32	15,840,000	22,767,889
Kinder Morgan, Inc.	4.300	03-01-28	11,280,000	12,883,275
Leviathan Bond, Ltd. (C)	6.500	06-30-27	27,116,000	29,868,741
Leviathan Bond, Ltd. (C)	6.750	06-30-30	4,524,000	5,049,704
Lundin Energy Finance BV (C)	2.000	07-15-26	16,820,000	16,950,720
Lundin Energy Finance BV (C)	3.100	07-15-31	23,855,000	24,204,101
MC Brazil Downstream Trading SARL (C)	7.250	06-30-31	17,957,000	18,687,850
Midwest Connector Capital Company LLC (C)	3.625	04-01-22	10,878,000	11,035,083
Midwest Connector Capital Company LLC (C)	3.900	04-01-24	26,438,000	27,708,742
MPLX LP	4.000	03-15-28	19,922,000	22,261,381
MPLX LP	4.125	03-01-27	5,490,000	6,160,427
MPLX LP	4.250	12-01-27	14,901,000	16,868,873
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (E)	6.875	02-15-23	49,298,000	50,345,583
New Fortress Energy, Inc. (C)	6.500	09-30-26	23,975,000	24,099,670
Occidental Petroleum Corp.	3.500	08-15-29	4,362,000	4,520,297
Parkland Corp. (C)	4.500	10-01-29	10,497,000	10,759,425
Petrobras Global Finance BV	6.900	03-19-49	9,826,000	11,658,549
Petrorio Luxembourg Sarl (C)	6.125	06-09-26	10,991,000	11,276,766
Sabine Pass Liquefaction LLC	4.200	03-15-28	17,945,000	20,160,703
Sabine Pass Liquefaction LLC	5.000	03-15-27	11,892,000	13,757,034
Sabine Pass Liquefaction LLC	5.875	06-30-26	40,510,000	47,821,552
10	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sunoco LP	4.500	05-15-29	5,408,000	$5,475,600
Targa Resources Partners LP (C)	4.000	01-15-32	14,579,000	15,269,024
Targa Resources Partners LP	5.875	04-15-26	28,329,000	29,639,216
The Williams Companies, Inc.	3.750	06-15-27	25,351,000	28,160,821
The Williams Companies, Inc.	4.550	06-24-24	51,970,000	56,921,784
The Williams Companies, Inc.	5.750	06-24-44	7,401,000	9,885,679
TransCanada PipeLines, Ltd.	4.250	05-15-28	13,625,000	15,646,302
Venture Global Calcasieu Pass LLC (C)	3.875	08-15-29	6,187,000	6,376,384
Venture Global Calcasieu Pass LLC (C)	4.125	08-15-31	10,309,000	10,811,564
Financials 11.5%				2,831,394,590
Banks 6.6%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (C)(E)	6.750	06-15-26	14,230,000	16,689,513
Banco Davivienda SA (6.650% to 4-22-31, then 10 Year CMT + 5.097%) (C)(D)(E)	6.650	04-22-31	8,079,000	8,623,040
Banco Santander SA	4.379	04-12-28	19,106,000	21,927,504
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	37,794,000	38,337,326
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	33,019,000	34,182,141
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	57,578,000	59,838,583
Bank of America Corp.	3.248	10-21-27	37,594,000	41,014,413
Bank of America Corp.	3.950	04-21-25	32,757,000	35,872,993
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	43,133,000	50,127,016
Barclays PLC	4.375	01-12-26	20,493,000	23,045,900
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (E)	4.375	03-15-28	25,632,000	25,960,090
BPCE SA (C)	4.500	03-15-25	20,953,000	23,170,478
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	25,378,000	26,102,398
Citigroup, Inc.	3.200	10-21-26	41,932,000	45,658,114
Citigroup, Inc.	4.600	03-09-26	51,277,000	58,413,352
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	33,642,000	35,105,427
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	26,512,000	30,820,200
Citizens Financial Group, Inc.	3.250	04-30-30	37,638,000	40,952,172
Credit Agricole SA (C)	2.811	01-11-41	16,269,000	15,813,512
Credit Agricole SA (C)	3.250	01-14-30	34,359,000	36,527,116
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(E)	7.875	01-23-24	18,705,000	21,019,744
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (D)(E)	5.100	06-30-23	18,634,000	19,286,190
Freedom Mortgage Corp. (C)	8.125	11-15-24	16,897,000	17,108,213
Freedom Mortgage Corp. (C)	8.250	04-15-25	4,405,000	4,493,100
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (E)	6.375	03-30-25	7,004,000	7,730,665
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	7,245,000	8,054,556
Intesa Sanpaolo SpA (C)	4.198	06-01-32	12,859,000	13,235,624
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	37,839,000	39,152,931
JPMorgan Chase & Co.	2.950	10-01-26	43,651,000	47,078,221
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	34,052,000	36,060,119
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	32,034,000	35,665,998
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (E)	4.600	02-01-25	29,100,000	30,284,370
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	37,792,000	41,712,920
Lloyds Banking Group PLC	4.450	05-08-25	61,084,000	68,276,222
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	22,339,000	24,991,756
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	10,483,000	11,625,948
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	12,650,000	13,463,189
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (E)	6.000	12-29-25	28,242,000	$31,621,155
PNC Bank NA	4.050	07-26-28	7,606,000	8,809,014
Santander Holdings USA, Inc.	3.244	10-05-26	51,705,000	55,436,773
Santander Holdings USA, Inc.	3.450	06-02-25	45,562,000	48,913,582
Santander Holdings USA, Inc.	3.500	06-07-24	31,898,000	34,028,863
Santander Holdings USA, Inc.	4.400	07-13-27	11,817,000	13,341,447
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) (C)(E)	4.750	05-26-26	22,176,000	22,993,851
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(D)(E)	5.375	11-18-30	21,544,000	23,321,380
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (C)(E)	7.375	09-13-21	17,406,000	17,439,071
The PNC Financial Services Group, Inc. (3.804% to 11-1-21, then 3 month LIBOR + 3.678%) (E)	3.804	11-01-21	29,683,000	29,829,053
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	14,899,000	15,615,344
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	56,542,000	58,972,814
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%)	2.879	10-30-30	41,959,000	44,617,850
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	25,324,000	26,543,657
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	65,560,000	73,827,116
Capital markets 1.9%
Ares Capital Corp.	2.150	07-15-26	33,646,000	33,891,434
Ares Capital Corp.	2.875	06-15-28	20,063,000	20,458,913
Ares Capital Corp.	3.875	01-15-26	23,776,000	25,580,533
Ares Capital Corp.	4.200	06-10-24	14,714,000	15,823,392
Cantor Fitzgerald LP (C)	4.875	05-01-24	29,539,000	32,269,608
Credit Suisse Group AG (C)	3.574	01-09-23	8,054,000	8,141,668
Lazard Group LLC	4.375	03-11-29	14,330,000	16,450,438
Macquarie Bank, Ltd. (C)	3.624	06-03-30	17,809,000	18,966,602
Macquarie Bank, Ltd. (C)(D)	4.875	06-10-25	21,865,000	24,431,719
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	67,733,000	70,397,903
Morgan Stanley	3.875	01-27-26	21,682,000	24,174,939
MSCI, Inc. (C)	3.250	08-15-33	18,656,000	19,239,000
MSCI, Inc. (C)	3.625	11-01-31	20,079,000	21,307,835
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	65,427,000	67,528,795
The Goldman Sachs Group, Inc.	3.850	01-26-27	52,675,000	58,237,246
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (C)(E)	7.000	01-31-24	16,988,000	18,623,775
Consumer finance 0.5%
Ally Financial, Inc.	5.125	09-30-24	34,832,000	39,087,389
Ally Financial, Inc.	5.800	05-01-25	16,584,000	19,193,645
Discover Financial Services	4.100	02-09-27	9,359,000	10,528,033
Enova International, Inc. (C)	8.500	09-01-24	3,051,000	3,112,020
Enova International, Inc. (C)	8.500	09-15-25	15,665,000	16,174,113
OneMain Finance Corp.	6.875	03-15-25	5,750,000	6,511,875
OneMain Finance Corp.	8.875	06-01-25	7,897,000	8,660,640
Unifin Financiera SAB de CV (C)	9.875	01-28-29	22,960,000	23,074,800
Diversified financial services 0.8%
Brightstar Escrow Corp. (C)	9.750	10-15-25	9,272,000	9,990,580
GE Capital International Funding Company	4.418	11-15-35	50,922,000	61,809,647
Jefferies Financial Group, Inc.	5.500	10-18-23	15,718,000	16,798,537
Jefferies Group LLC	4.150	01-23-30	24,170,000	27,396,881
Jefferies Group LLC	4.850	01-15-27	30,455,000	35,517,894
Operadora de Servicios Mega SA de CV (C)	8.250	02-11-25	17,372,000	17,697,551
12	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	33,960,000	$35,923,567
Insurance 1.5%
Athene Holding, Ltd.	3.500	01-15-31	13,118,000	14,272,748
AXA SA	8.600	12-15-30	11,242,000	17,048,639
Brighthouse Financial, Inc. (D)	3.700	06-22-27	24,774,000	27,176,766
CNA Financial Corp.	2.050	08-15-30	11,031,000	10,964,617
CNO Financial Group, Inc.	5.250	05-30-25	11,065,000	12,521,561
CNO Financial Group, Inc.	5.250	05-30-29	29,168,000	34,691,489
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	21,792,000	22,339,638
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	23,482,000	30,181,688
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (C)	9.250	04-08-38	6,634,000	10,137,314
New York Life Insurance Company (C)	3.750	05-15-50	13,513,000	15,599,122
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (C)	2.750	01-21-51	38,069,000	37,937,662
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (C)	5.100	10-16-44	20,670,000	22,814,513
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	49,480,000	51,953,095
SBL Holdings, Inc. (C)	5.000	02-18-31	22,901,000	24,631,472
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	25,282,000	31,157,849
Unum Group	4.125	06-15-51	10,996,000	11,146,754
Thrifts and mortgage finance 0.2%
Nationstar Mortgage Holdings, Inc. (C)	5.125	12-15-30	10,058,000	10,310,355
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	11,236,000	11,671,395
Nationstar Mortgage Holdings, Inc. (C)	6.000	01-15-27	6,021,000	6,344,629
Radian Group, Inc.	4.500	10-01-24	8,102,000	8,760,288
Health care 3.5%				861,843,327
Biotechnology 0.6%
AbbVie, Inc.	3.200	11-21-29	96,612,000	105,598,913
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	37,258,000	40,439,221
Health care equipment and supplies 0.1%
Varex Imaging Corp. (C)	7.875	10-15-27	10,946,000	12,329,410
Health care providers and services 2.1%
AdaptHealth LLC (C)	5.125	03-01-30	11,661,000	11,811,194
AmerisourceBergen Corp.	2.800	05-15-30	25,603,000	26,940,443
Anthem, Inc.	2.250	05-15-30	9,636,000	9,807,597
Centene Corp.	2.500	03-01-31	25,789,000	25,722,464
Centene Corp.	3.000	10-15-30	21,643,000	22,432,320
Centene Corp.	3.375	02-15-30	12,115,000	12,660,175
Centene Corp.	4.250	12-15-27	6,580,000	6,950,125
Centene Corp.	4.625	12-15-29	9,945,000	10,908,571
CVS Health Corp.	2.700	08-21-40	17,949,000	17,625,522
CVS Health Corp.	3.750	04-01-30	22,401,000	25,251,079
CVS Health Corp.	4.300	03-25-28	11,813,000	13,601,394
CVS Health Corp.	5.050	03-25-48	30,877,000	40,870,845
DaVita, Inc. (C)	3.750	02-15-31	21,262,000	21,011,427
DaVita, Inc. (C)	4.625	06-01-30	23,177,000	24,223,673
Encompass Health Corp.	4.500	02-01-28	8,919,000	9,342,653
Encompass Health Corp.	4.625	04-01-31	8,128,000	8,715,817
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	41,343,000	40,713,808
HCA, Inc.	4.125	06-15-29	20,511,000	23,205,520
HCA, Inc.	5.250	04-15-25	21,962,000	25,067,047
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	5.250	06-15-26	18,315,000	$21,164,301
MEDNAX, Inc. (C)	6.250	01-15-27	23,608,000	24,876,930
Rede D’or Finance Sarl (C)	4.500	01-22-30	16,468,000	16,797,360
Select Medical Corp. (C)	6.250	08-15-26	15,644,000	16,543,530
Universal Health Services, Inc. (C)	1.650	09-01-26	22,040,000	22,055,975
Universal Health Services, Inc. (C)	2.650	10-15-30	22,272,000	22,692,829
Universal Health Services, Inc. (C)	5.000	06-01-26	28,600,000	29,335,878
Pharmaceuticals 0.7%
Bausch Health Companies, Inc. (C)	5.250	01-30-30	9,478,000	8,909,320
Bausch Health Companies, Inc. (C)	6.125	04-15-25	20,605,000	21,068,613
Bausch Health Companies, Inc. (C)	6.250	02-15-29	24,097,000	23,916,273
Catalent Pharma Solutions, Inc. (C)	3.125	02-15-29	3,803,000	3,757,231
Catalent Pharma Solutions, Inc. (C)	5.000	07-15-27	3,705,000	3,880,988
Jazz Securities DAC (C)	4.375	01-15-29	6,749,000	6,993,651
Organon & Company (C)	5.125	04-30-31	20,418,000	21,417,665
Royalty Pharma PLC	1.750	09-02-27	12,549,000	12,579,692
Viatris, Inc. (C)	2.300	06-22-27	11,686,000	12,027,114
Viatris, Inc. (C)	2.700	06-22-30	26,605,000	27,223,500
Viatris, Inc. (C)	4.000	06-22-50	28,818,000	31,373,259
Industrials 6.7%				1,660,459,422
Aerospace and defense 1.0%
DAE Funding LLC (C)	2.625	03-20-25	24,111,000	24,584,251
Huntington Ingalls Industries, Inc.	3.844	05-01-25	7,311,000	7,970,881
Huntington Ingalls Industries, Inc.	4.200	05-01-30	24,364,000	27,920,837
Kratos Defense & Security Solutions, Inc. (C)	6.500	11-30-25	12,059,000	12,541,360
The Boeing Company	3.200	03-01-29	25,154,000	26,475,999
The Boeing Company	5.040	05-01-27	34,828,000	40,151,110
The Boeing Company	5.150	05-01-30	26,956,000	31,893,365
The Boeing Company	5.805	05-01-50	20,182,000	27,411,304
TransDigm, Inc.	5.500	11-15-27	44,422,000	45,431,268
Air freight and logistics 0.0%
Simpar Europe SA (C)	5.200	01-26-31	6,695,000	6,868,534
Watco Companies LLC (C)	6.500	06-15-27	3,424,000	3,663,680
Airlines 2.2%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	05-15-25	9,637,599	9,804,568
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	01-15-26	10,711,786	10,319,200
Alaska Airlines 2020-1 Class B Pass Through Trust (C)	8.000	08-15-25	6,044,235	6,807,160
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	49,781,515	49,086,401
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	5,307,188	5,163,061
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	21,857,114	21,658,745
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	6,964,844	7,007,464
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	16,128,906	16,698,476
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	15,113,400	14,585,324
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	22,697,804	21,464,566
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	16,021,494	16,342,060
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	11,153,172	11,731,385
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	7,949,710	8,109,767
British Airways 2020-1 Class A Pass Through Trust (C)	4.250	11-15-32	7,518,731	8,054,623
British Airways 2020-1 Class B Pass Through Trust (C)	8.375	11-15-28	6,007,640	6,953,840
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	4,417,513	4,462,183
Delta Air Lines, Inc.	2.900	10-28-24	40,653,000	41,431,554
Delta Air Lines, Inc.	3.800	04-19-23	24,159,000	25,035,504
14	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Delta Air Lines, Inc.	4.375	04-19-28	25,890,000	$27,639,035
Delta Air Lines, Inc. (C)	4.500	10-20-25	5,725,000	6,140,063
Delta Air Lines, Inc. (C)	4.750	10-20-28	10,867,000	12,116,668
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	17,524,284	17,807,757
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	32,007,865	33,796,381
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	7,747,163	7,876,228
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	26,204,602	26,467,596
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	24,238,513	23,912,880
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	5,985,281	6,032,322
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	14,087,794	15,154,064
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	53,214,806	59,196,900
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	11,836,948	12,418,372
United Airlines, Inc. (C)	4.375	04-15-26	1,856,000	1,925,414
United Airlines, Inc. (C)	4.625	04-15-29	4,372,000	4,535,950
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	3,297,767	3,342,384
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	2,979,827	3,169,051
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	5,284,922	5,483,228
Building products 0.2%
Builders FirstSource, Inc. (C)	4.250	02-01-32	18,594,000	19,100,315
Builders FirstSource, Inc. (C)	5.000	03-01-30	2,354,000	2,518,780
Builders FirstSource, Inc. (C)	6.750	06-01-27	3,407,000	3,636,973
Owens Corning	3.950	08-15-29	20,149,000	22,871,879
Commercial services and supplies 0.7%
Allied Universal Holdco LLC (C)	6.000	06-01-29	6,511,000	6,510,414
APX Group, Inc. (C)	5.750	07-15-29	17,381,000	17,424,453
Cimpress PLC (C)	7.000	06-15-26	21,585,000	22,556,325
Clean Harbors, Inc. (C)	4.875	07-15-27	2,960,000	3,099,061
Deluxe Corp. (C)	8.000	06-01-29	7,953,000	8,515,675
Garda World Security Corp. (C)	6.000	06-01-29	11,865,000	11,462,658
GFL Environmental, Inc. (C)	3.500	09-01-28	20,763,000	20,716,595
GFL Environmental, Inc. (C)	4.375	08-15-29	15,017,000	15,092,085
GFL Environmental, Inc. (C)	4.750	06-15-29	9,929,000	10,202,048
Graphic Packaging International LLC (C)	3.500	03-01-29	16,649,000	16,653,246
Legends Hospitality Holding Company LLC (C)	5.000	02-01-26	3,895,000	4,011,850
Prime Security Services Borrower LLC (C)	3.375	08-31-27	3,310,000	3,194,001
Prime Security Services Borrower LLC (C)	6.250	01-15-28	13,275,000	13,756,219
Stericycle, Inc. (C)	3.875	01-15-29	4,547,000	4,627,527
Williams Scotsman International, Inc. (C)	4.625	08-15-28	3,903,000	4,049,363
Construction and engineering 0.3%
AECOM	5.125	03-15-27	22,916,000	25,596,714
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	15,990,000	16,324,991
MasTec, Inc. (C)	4.500	08-15-28	11,194,000	11,781,685
Picasso Finance Sub, Inc. (C)	6.125	06-15-25	1,511,000	1,597,883
Tutor Perini Corp. (C)(D)	6.875	05-01-25	19,737,000	20,329,110
Electrical equipment 0.0%
Atkore, Inc. (C)	4.250	06-01-31	5,743,000	5,936,826
Industrial conglomerates 0.3%
General Electric Company	4.250	05-01-40	34,470,000	41,048,659
General Electric Company	5.550	01-05-26	36,966,000	43,628,085
Machinery 0.2%
ATS Automation Tooling Systems, Inc. (C)	4.125	12-15-28	2,898,000	2,986,273
Flowserve Corp.	3.500	10-01-30	12,857,000	13,555,483
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery (continued)
Hillenbrand, Inc.	3.750	03-01-31	12,977,000	$13,074,328
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	7,377,000	7,782,735
TK Elevator US Newco, Inc. (C)	5.250	07-15-27	6,702,000	7,081,132
Professional services 0.4%
CoStar Group, Inc. (C)	2.800	07-15-30	30,088,000	30,908,071
IHS Markit, Ltd. (C)	4.000	03-01-26	18,813,000	20,788,365
IHS Markit, Ltd. (C)	4.750	02-15-25	10,406,000	11,554,302
IHS Markit, Ltd.	4.750	08-01-28	14,577,000	17,249,839
TriNet Group, Inc. (C)	3.500	03-01-29	12,203,000	12,294,523
Road and rail 0.3%
Uber Technologies, Inc. (C)	4.500	08-15-29	30,567,000	30,080,373
Uber Technologies, Inc. (C)	7.500	05-15-25	16,479,000	17,570,734
Uber Technologies, Inc. (C)	7.500	09-15-27	28,351,000	30,902,590
Trading companies and distributors 1.0%
AerCap Ireland Capital DAC	1.750	01-30-26	28,153,000	27,855,013
AerCap Ireland Capital DAC	2.875	08-14-24	26,769,000	27,918,503
AerCap Ireland Capital DAC	3.650	07-21-27	8,425,000	8,974,238
Air Lease Corp.	2.100	09-01-28	13,655,000	13,409,865
Air Lease Corp.	2.875	01-15-26	12,722,000	13,377,961
Air Lease Corp.	3.625	12-01-27	10,511,000	11,384,981
Alta Equipment Group, Inc. (C)	5.625	04-15-26	3,553,000	3,650,708
Ashtead Capital, Inc. (C)	2.450	08-12-31	14,429,000	14,327,207
Ashtead Capital, Inc. (C)	4.250	11-01-29	9,234,000	10,199,170
Ashtead Capital, Inc. (C)	4.375	08-15-27	15,640,000	16,437,640
Beacon Roofing Supply, Inc. (C)	4.125	05-15-29	11,935,000	11,949,919
Boise Cascade Company (C)	4.875	07-01-30	3,222,000	3,431,430
H&E Equipment Services, Inc. (C)	3.875	12-15-28	18,668,000	18,746,406
SMBC Aviation Capital Finance DAC (C)	2.300	06-15-28	11,559,000	11,726,810
United Rentals North America, Inc.	3.875	11-15-27	13,783,000	14,482,487
United Rentals North America, Inc.	3.875	02-15-31	8,759,000	9,066,353
United Rentals North America, Inc.	4.875	01-15-28	24,939,000	26,435,340
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (C)	3.100	02-02-31	18,907,000	18,370,460
Information technology 4.5%				1,119,893,026
Communications equipment 0.4%
Motorola Solutions, Inc.	2.300	11-15-30	34,643,000	34,518,922
Motorola Solutions, Inc.	2.750	05-24-31	36,787,000	37,884,282
Motorola Solutions, Inc.	4.600	05-23-29	9,004,000	10,554,068
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	27,193,000	27,842,913
IT services 0.6%
Gartner, Inc. (C)	3.625	06-15-29	7,578,000	7,799,846
Gartner, Inc. (C)	3.750	10-01-30	3,903,000	4,084,099
Gartner, Inc. (C)	4.500	07-01-28	23,986,000	25,395,178
PayPal Holdings, Inc.	2.850	10-01-29	38,042,000	41,027,313
Sabre GLBL, Inc. (C)	7.375	09-01-25	13,782,000	14,574,465
Square, Inc. (C)	2.750	06-01-26	5,930,000	6,100,488
Square, Inc. (C)	3.500	06-01-31	8,050,000	8,372,000
VeriSign, Inc.	2.700	06-15-31	16,408,000	16,877,433
VeriSign, Inc.	5.250	04-01-25	10,167,000	11,489,867
Semiconductors and semiconductor equipment 2.4%
Broadcom, Inc. (C)	3.419	04-15-33	52,681,000	55,900,214
16	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Broadcom, Inc.	4.750	04-15-29	103,081,000	$119,738,205
Broadcom, Inc.	5.000	04-15-30	41,296,000	48,912,783
KLA Corp.	4.100	03-15-29	21,329,000	24,558,913
Lam Research Corp.	4.875	03-15-49	19,751,000	27,283,007
Marvell Technology, Inc. (C)	2.450	04-15-28	32,228,000	33,150,721
Marvell Technology, Inc. (C)	4.875	06-22-28	34,406,000	39,986,688
Micron Technology, Inc.	4.185	02-15-27	66,294,000	75,380,256
Micron Technology, Inc.	4.975	02-06-26	11,668,000	13,418,550
Micron Technology, Inc.	5.327	02-06-29	56,485,000	68,336,400
NXP BV (C)	3.250	05-11-41	10,981,000	11,782,434
NXP BV (C)	3.875	06-18-26	36,894,000	40,877,445
Qorvo, Inc. (C)	3.375	04-01-31	16,254,000	17,307,259
Skyworks Solutions, Inc.	3.000	06-01-31	5,248,000	5,457,056
Software 0.4%
Autodesk, Inc.	2.850	01-15-30	10,308,000	10,951,052
Clarivate Science Holdings Corp. (C)	3.875	07-01-28	6,253,000	6,363,803
Clarivate Science Holdings Corp. (C)	4.875	07-01-29	6,382,000	6,582,842
Crowdstrike Holdings, Inc.	3.000	02-15-29	3,241,000	3,268,224
Infor, Inc. (C)	1.750	07-15-25	7,620,000	7,793,354
j2 Global, Inc. (C)	4.625	10-15-30	14,333,000	15,177,357
Oracle Corp.	2.950	04-01-30	53,325,000	56,534,610
PTC, Inc. (C)	4.000	02-15-28	3,903,000	4,034,726
Technology hardware, storage and peripherals 0.7%
Atento Luxco 1 SA (C)	8.000	02-10-26	9,014,000	9,918,104
CDW LLC	3.250	02-15-29	8,552,000	8,776,490
Dell International LLC	4.900	10-01-26	37,988,000	43,960,779
Dell International LLC	5.300	10-01-29	35,844,000	43,638,288
Dell International LLC	5.850	07-15-25	12,962,000	15,144,289
Dell International LLC	8.350	07-15-46	24,011,000	39,406,009
Xerox Holdings Corp. (C)	5.500	08-15-28	18,888,000	19,732,294
Materials 2.4%				580,178,877
Chemicals 1.0%
Braskem Netherlands Finance BV (C)	4.500	01-31-30	15,436,000	16,536,818
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (C)	8.500	01-23-81	20,288,000	23,510,952
CVR Partners LP (C)	6.125	06-15-28	7,172,000	7,333,370
Cydsa SAB de CV (C)	6.250	10-04-27	20,300,000	21,434,770
FS Luxembourg Sarl (C)	10.000	12-15-25	19,452,000	21,883,695
INEOS Quattro Finance 2 PLC (C)	3.375	01-15-26	4,430,000	4,485,375
International Flavors & Fragrances, Inc. (C)	1.832	10-15-27	8,173,000	8,234,994
Methanex Corp.	4.250	12-01-24	16,889,000	17,917,625
Orbia Advance Corp. SAB de CV (C)	5.500	01-15-48	21,077,000	25,541,109
Sasol Financing USA LLC	5.500	03-18-31	27,355,000	28,927,913
Trinseo Materials Operating SCA (C)	5.125	04-01-29	12,400,000	12,521,520
Tronox, Inc. (C)	4.625	03-15-29	14,911,000	15,119,008
Valvoline, Inc. (C)	3.625	06-15-31	17,918,000	17,828,410
WR Grace & Company (C)	4.875	06-15-27	8,552,000	8,872,700
WR Grace Holdings LLC (C)	5.625	08-15-29	8,727,000	9,086,989
Construction materials 0.3%
Cemex SAB de CV (C)	3.875	07-11-31	19,058,000	19,606,108
Cemex SAB de CV (C)	5.200	09-17-30	17,916,000	19,640,415
Standard Industries, Inc. (C)	3.375	01-15-31	7,644,000	7,366,905
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials (continued)
Standard Industries, Inc. (C)	5.000	02-15-27	3,699,000	$3,823,841
U.S. Concrete, Inc. (C)	5.125	03-01-29	6,849,000	7,485,392
Vulcan Materials Company	3.500	06-01-30	19,254,000	21,425,939
Containers and packaging 0.2%
Graham Packaging Company, Inc. (C)	7.125	08-15-28	1,313,000	1,399,671
Mauser Packaging Solutions Holding Company (C)(D)	8.500	04-15-24	2,721,000	2,809,433
Owens-Brockway Glass Container, Inc. (C)	6.625	05-13-27	11,152,000	12,028,324
Reynolds Group Issuer, Inc. (C)	4.000	10-15-27	20,391,000	20,383,048
Trident TPI Holdings, Inc. (C)	6.625	11-01-25	4,032,000	4,092,480
Metals and mining 0.9%
Anglo American Capital PLC (C)	4.750	04-10-27	16,430,000	18,963,061
Arconic Corp. (C)	6.000	05-15-25	5,802,000	6,141,707
Arconic Corp. (C)	6.125	02-15-28	10,635,000	11,368,177
Commercial Metals Company	5.375	07-15-27	5,017,000	5,303,170
First Quantum Minerals, Ltd. (C)	6.500	03-01-24	8,050,000	8,186,850
First Quantum Minerals, Ltd. (C)	6.875	03-01-26	9,625,000	10,057,890
First Quantum Minerals, Ltd. (C)	6.875	10-15-27	15,223,000	16,478,898
First Quantum Minerals, Ltd. (C)	7.250	04-01-23	5,714,000	5,824,709
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	11,526,000	11,943,818
FMG Resources August 2006 Pty, Ltd. (C)	4.375	04-01-31	18,051,000	19,454,826
Freeport-McMoRan, Inc.	4.625	08-01-30	18,697,000	20,613,443
Freeport-McMoRan, Inc.	5.450	03-15-43	15,571,000	19,910,326
Hudbay Minerals, Inc. (C)	4.500	04-01-26	3,959,000	3,979,587
JW Aluminum Continuous Cast Company (C)	10.250	06-01-26	7,771,000	8,178,978
Newmont Corp.	2.800	10-01-29	12,732,000	13,399,569
Novelis Corp. (C)	4.750	01-30-30	26,569,000	28,295,985
Volcan Cia Minera SAA (C)	4.375	02-11-26	4,199,000	4,089,070
Paper and forest products 0.0%
Inversiones CMPC SA (C)	3.850	01-13-30	8,078,000	8,692,009
Real estate 2.3%				575,624,548
Equity real estate investment trusts 2.3%
American Homes 4 Rent LP	4.250	02-15-28	13,319,000	15,253,047
American Tower Corp.	3.550	07-15-27	42,748,000	46,920,630
American Tower Corp.	3.800	08-15-29	15,228,000	16,989,676
Crown Castle International Corp.	3.300	07-01-30	6,779,000	7,319,741
Crown Castle International Corp.	3.650	09-01-27	32,455,000	35,955,710
Crown Castle International Corp.	3.800	02-15-28	13,032,000	14,498,065
CyrusOne LP	2.150	11-01-30	11,327,000	10,769,712
CyrusOne LP	3.450	11-15-29	22,434,000	23,567,096
Equinix, Inc.	1.550	03-15-28	26,484,000	26,193,076
Equinix, Inc.	1.800	07-15-27	15,275,000	15,506,115
Equinix, Inc.	2.500	05-15-31	42,902,000	43,991,755
Equinix, Inc.	3.200	11-18-29	34,363,000	36,971,382
GLP Capital LP	5.375	04-15-26	21,870,000	25,074,392
Host Hotels & Resorts LP	3.375	12-15-29	30,722,000	31,976,296
Host Hotels & Resorts LP	3.500	09-15-30	20,904,000	22,019,701
Host Hotels & Resorts LP	4.500	02-01-26	12,386,000	13,673,122
Iron Mountain, Inc. (C)	4.875	09-15-29	12,154,000	12,820,039
Iron Mountain, Inc. (C)	5.250	07-15-30	16,371,000	17,435,115
MGM Growth Properties Operating Partnership LP (C)	3.875	02-15-29	12,670,000	13,430,200
RHP Hotel Properties LP (C)	4.500	02-15-29	22,351,000	22,630,388
RLJ Lodging Trust LP (C)	3.750	07-01-26	9,702,000	9,786,893
18	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
SBA Communications Corp.	3.875	02-15-27	23,587,000	$24,513,497
SBA Tower Trust (C)	2.836	01-15-25	22,542,000	23,555,414
Uniti Group LP (C)	6.500	02-15-29	8,691,000	9,057,586
Ventas Realty LP	3.500	02-01-25	19,079,000	20,539,894
VICI Properties LP (C)	4.125	08-15-30	11,387,000	12,155,623
VICI Properties LP (C)	4.625	12-01-29	14,615,000	15,893,813
XHR LP (C)	4.875	06-01-29	6,919,000	7,126,570
Utilities 1.7%				425,774,753
Electric utilities 1.1%
ABY Transmision Sur SA (C)	6.875	04-30-43	12,805,147	16,566,787
Emera US Finance LP	3.550	06-15-26	13,412,000	14,645,457
FirstEnergy Corp.	2.650	03-01-30	13,761,000	14,001,818
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	9,810,000	8,706,375
Israel Electric Corp., Ltd. (C)	6.875	06-21-23	6,705,000	7,415,501
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	45,015,000	49,859,997
NRG Energy, Inc. (C)	2.450	12-02-27	21,080,000	21,427,120
NRG Energy, Inc. (C)	3.375	02-15-29	3,544,000	3,561,720
NRG Energy, Inc. (C)	3.625	02-15-31	9,853,000	10,025,428
NRG Energy, Inc. (C)	3.875	02-15-32	24,531,000	24,873,207
NRG Energy, Inc. (C)	4.450	06-15-29	15,296,000	17,088,923
Vistra Operations Company LLC (C)	3.700	01-30-27	41,508,000	44,046,009
Vistra Operations Company LLC (C)	4.300	07-15-29	32,027,000	34,597,222
Gas utilities 0.3%
AmeriGas Partners LP	5.500	05-20-25	17,179,000	18,875,426
Infraestructura Energetica Nova SAB de CV (C)	4.750	01-15-51	35,247,000	36,612,821
Suburban Propane Partners LP (C)	5.000	06-01-31	11,351,000	11,691,530
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	16,304,000	16,948,008
DPL, Inc.	4.125	07-01-25	16,529,000	17,694,295
LLPL Capital Pte, Ltd. (C)(D)	6.875	02-04-39	3,262,195	3,837,156
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	15,439,000	16,365,340
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	6,134,000	6,609,385
Multi-utilities 0.1%

Dominion Energy, Inc.	3.375	04-01-30	16,637,000	18,244,264

NiSource, Inc.	3.600	05-01-30	10,847,000	12,080,964
Municipal bonds 0.2%				$61,094,102
(Cost $57,249,200)
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	21,809,000	24,976,943
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	1,745,000	1,996,980

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	33,300,000	34,120,179
Term loans (H) 0.1%				$24,617,702
(Cost $24,649,355)
Communication services 0.0%				2,616,570
Media 0.0%
AP Core Holdings II LLC, Term Loan B (I)	TBD	07-21-27	2,643,000	2,616,570
Industrials 0.1%				18,419,207
Professional services 0.1%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	4.000	06-02-28	18,506,000	18,419,207
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Materials 0.0%				$3,581,925
Containers and packaging 0.0%

Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 month LIBOR + 3.250%)	3.342	04-03-24	3,680,829	3,581,925
Collateralized mortgage obligations 5.7%				$1,420,547,810
(Cost $1,531,819,124)
Commercial and residential 4.7%				1,175,175,322
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (C)(J)	0.990	04-25-53	19,784,437	19,775,115
Series 2021-2, Class A1 (C)(J)	0.985	04-25-66	14,740,023	14,797,271
Series 2021-4, Class A1 (C)(J)	1.035	01-20-65	30,220,000	30,255,454
Series 2021-5, Class A1 (C)(J)	0.951	07-25-66	34,831,000	34,830,519
AOA Mortgage Trust
Series 2015-1177, Class C (C)(J)	3.010	12-13-29	6,896,000	6,891,703
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (C)(J)	1.175	10-25-48	22,451,393	22,462,425
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(J)	3.719	11-05-32	11,565,000	10,487,867
BBCMS Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	15,513,000	16,295,322
Series 2020-C6, Class A2	2.690	02-15-53	10,761,000	11,259,755
BBCMS Trust
Series 2015-MSQ, Class D (C)(J)	3.990	09-15-32	7,340,000	7,445,295
Series 2015-SRCH, Class D (C)(J)	4.957	08-10-35	15,436,000	17,439,696
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR8, Class X1 IO (C)	0.716	06-11-41	14,628	17
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	21,935,000	22,978,321
Series 2019-B13, Class A2	2.889	08-15-57	20,055,000	20,988,412
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (C)(J)	0.941	02-25-49	13,827,293	13,833,960
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (C)	0.896	01-10-35	123,773,000	390,788
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(C)	1.427	03-15-37	21,710,000	21,736,436
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (B)(C)	1.036	10-15-37	27,599,000	27,650,889
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(C)	1.856	12-15-37	6,315,000	6,326,984
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (B)(C)	2.656	12-15-37	12,453,000	12,484,265
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (C)	3.341	05-10-36	16,887,000	17,926,040
Series 2019-SMRT, Class A (C)	4.149	01-10-36	9,123,000	9,772,267
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (C)(J)	0.924	08-25-66	23,462,911	23,431,695
COLT Trust
Series 2020-RPL1, Class A1 (C)(J)	1.390	01-25-65	38,328,502	38,527,622
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.620	08-15-45	63,687,032	437,441
Series 2012-CR3, Class XA IO	1.843	10-15-45	91,241,534	1,111,888
Series 2014-CR15, Class XA IO	0.928	02-10-47	54,973,608	872,261
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.442	05-10-51	223,957,099	6,056,920
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(J)	4.394	08-10-30	18,413,000	19,031,169
Series 2017-PANW, Class A (C)	3.244	10-10-29	7,264,000	7,560,064
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	14,666,000	15,241,071
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1 (C)	2.573	07-25-49	10,420,868	10,555,517
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(C)	1.706	05-15-36	23,820,000	23,865,046
Series 2020-AFC1, Class A1 (C)(J)	2.240	02-25-50	13,156,969	13,302,374
20	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-NET, Class A (C)	2.257	08-15-37	7,202,000	$7,472,537
Series 2021-NQM2, Class A1 (C)(J)	1.179	02-25-66	22,399,225	22,430,673
Series 2021-NQM3, Class A1 (C)(J)	1.015	04-25-66	19,062,693	19,052,635
Series 2021-NQM5, Class A1 (C)(J)	0.938	05-25-66	17,324,967	17,250,463
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (C)(J)	0.797	02-25-66	11,832,639	11,810,826
Series 2021-2, Class A1 (C)(J)	0.931	06-25-66	21,190,663	21,188,048
Flagstar Mortgage Trust
Series 2021-1, Class A2 (C)(J)	2.500	02-01-51	35,433,370	36,104,160
GCAT Trust
Series 2021-NQM1, Class A1 (C)(J)	0.874	01-25-66	20,542,816	20,517,213
Series 2021-NQM2, Class A1 (C)(J)	1.036	05-25-66	16,090,690	16,080,891
Series 2021-NQM3, Class A1 (C)(J)	1.091	05-25-66	26,811,995	26,862,163
GS Mortgage Securities Trust
Series 2005-GG4, Class XC IO (C)	1.606	07-10-39	7,186	2
Series 2011-GC5, Class XA IO (C)	1.198	08-10-44	4,206,868	42
Series 2015-590M, Class C (C)(J)	3.805	10-10-35	6,950,000	7,346,156
Series 2017-485L, Class C (C)(J)	3.982	02-10-37	6,670,000	7,010,167
Series 2019-GC40, Class A2	2.971	07-10-52	22,410,000	23,460,072
Series 2020-UPTN, Class A (C)	2.751	02-10-37	13,326,000	14,002,724
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (C)(J)	1.382	09-27-60	6,967,864	6,994,098
Series 2021-NQM1, Class A1 (C)(J)	1.017	07-25-61	13,565,767	13,590,998
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	22,091,907	230,898
Series 2007-4, Class ES IO	0.350	07-19-47	23,397,484	313,522
Series 2007-6, Class ES IO (C)	0.343	08-19-37	22,911,526	326,253
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (C)(J)	1.071	06-25-56	15,208,302	15,204,962
IMT Trust
Series 2017-APTS, Class AFX (C)	3.478	06-15-34	7,744,000	8,220,870
Series 2017-APTS, Class CFX (C)(J)	3.497	06-15-34	6,867,000	7,172,059
Irvine Core Office Trust
Series 2013-IRV, Class A2 (C)(J)	3.174	05-15-48	15,925,000	16,557,258
Series 2013-IRV, Class XA IO (C)	1.106	05-15-48	6,073,442	55,985
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO	0.556	08-15-46	7,471,267	46,708
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (C)	1.431	07-05-32	79,371,641	668,611
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	15,435,000	16,140,484
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (B)(C)	1.456	05-15-36	11,580,000	11,583,564
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (B)(C)	0.806	03-15-38	21,883,000	21,903,596
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (B)(C)	1.506	03-15-38	17,056,000	17,066,674
MFA Trust
Series 2020-NQM1, Class A1 (C)(J)	1.479	03-25-65	5,557,362	5,594,267
Series 2020-NQM3, Class A1 (C)(J)	1.014	01-26-65	12,421,846	12,425,638
Series 2021-NQM1, Class A1 (C)(J)	1.153	04-25-65	18,028,159	18,058,793
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO (C)	1.411	08-15-45	11,372,279	73,003
Series 2012-C6, Class XA IO (C)	1.606	11-15-45	6,869,081	61,942
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(C)	1.506	11-15-34	15,867,000	15,881,090
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(J)	3.790	11-15-32	9,223,000	9,337,860
Series 2018-ALXA, Class C (C)(J)	4.316	01-15-43	7,402,000	7,902,711
OBX Trust
Series 2020-EXP2, Class A3 (C)(J)	2.500	05-25-60	11,546,213	11,711,387
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM2, Class A1 (C)(J)	1.101	05-25-61	27,921,513	$28,026,791
Series 2021-NQM3, Class A1 (C)(J)	1.054	07-25-61	30,802,000	30,819,132
One Market Plaza Trust
Series 2017-1MKT, Class D (C)	4.146	02-10-32	5,035,000	5,108,531
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (C)(J)	2.000	01-25-36	32,258,940	32,826,188
SLG Office Trust
Series 2021-OVA, Class D (C)	2.851	07-15-41	22,906,000	23,300,441
Starwood Mortgage Residential Trust
Series 2020-3, Class A1 (C)(J)	1.486	04-25-65	10,198,718	10,253,039
Verus Securitization Trust
Series 2020-5, Class A1 (C)	1.218	05-25-65	9,236,868	9,265,180
Series 2021-3, Class A1 (C)(J)	1.046	06-25-66	28,571,125	28,605,047
Series 2021-4, Class A1 (C)(J)	0.938	07-25-66	13,623,511	13,607,587
Series 2021-R1, Class A1 (C)(J)	0.820	10-25-63	18,750,616	18,746,281
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class XA IO (C)	1.520	12-15-45	7,860,651	110,983
Series 2012-C9, Class XA IO (C)	1.874	11-15-45	51,880,162	683,345
Series 2013-C16, Class XA IO	0.652	09-15-46	8,516,525	88,905
U.S. Government Agency 1.0%				245,372,488
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.285	12-25-21	72,156,057	722
Series K018, Class X1 IO	1.235	01-25-22	80,103,691	24,167
Series K021, Class X1 IO	1.400	06-25-22	31,085,298	159,943
Series K022, Class X1 IO	1.175	07-25-22	266,396,771	1,539,214
Series K024, Class X1 IO	0.791	09-25-22	9,410,106	62,912
Series K026, Class X1 IO	0.954	11-25-22	14,653,879	137,956
Series K038, Class X1 IO	1.113	03-25-24	173,871,963	4,034,003
Series K718, Class X1 IO	0.575	01-25-22	9,967,728	8,845
Series KS01, Class X1 IO	1.198	01-25-23	32,078,387	228,995
Series KS03, Class X IO	0.224	08-25-25	34,762,141	139,667
Series T-41, Class 3A (J)	4.579	07-25-32	934	1,047
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	119	136
Series 2012-M5, Class X IO	0.605	02-25-22	3,611,725	36
Government National Mortgage Association
Series 2008-90, Class IO	1.945	12-16-50	2,080,851	314,519
Series 2012-114, Class IO	0.692	01-16-53	13,851,345	301,013
Series 2012-120, Class IO	0.708	02-16-53	5,598,626	126,210
Series 2012-70, Class IO	0.165	08-16-52	2,064,935	6,202
Series 2013-63, Class IO	0.764	09-16-51	8,338,181	232,534
Series 2016-174, Class IO	0.858	11-16-56	53,135,040	2,852,108
Series 2017-109, Class IO	0.507	04-16-57	88,388,823	3,009,639
Series 2017-124, Class IO	0.677	01-16-59	81,830,758	3,848,288
Series 2017-135, Class IO	0.774	10-16-58	55,440,896	2,673,914
Series 2017-140, Class IO	0.565	02-16-59	25,503,259	1,099,446
Series 2017-159, Class IO	0.506	06-16-59	40,209,517	1,918,649
Series 2017-169, Class IO	0.614	01-16-60	103,244,022	4,874,543
Series 2017-20, Class IO	0.695	12-16-58	148,113,160	6,151,539
Series 2017-22, Class IO	0.773	12-16-57	16,661,859	877,379
Series 2017-41, Class IO	0.699	07-16-58	78,090,697	3,419,068
Series 2017-46, Class IO	0.641	11-16-57	78,612,115	3,619,176
Series 2017-61, Class IO	0.698	05-16-59	29,550,719	1,507,406
Series 2017-74, Class IO	0.582	09-16-58	61,304,368	2,243,513
Series 2017-89, Class IO	0.697	07-16-59	64,530,949	3,339,722
Series 2018-114, Class IO	0.571	04-16-60	95,584,345	5,173,550
22	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2018-158, Class IO	0.717	05-16-61	97,403,311	$6,371,871
Series 2018-35, Class IO	0.523	03-16-60	102,176,865	5,002,579
Series 2018-43, Class IO	0.551	05-16-60	142,572,777	6,913,753
Series 2018-68, Class IO	0.463	01-16-60	15,062,401	707,166
Series 2018-69, Class IO	0.566	04-16-60	47,073,611	2,842,385
Series 2018-81, Class IO	0.454	01-16-60	25,172,132	1,146,643
Series 2018-9, Class IO	0.534	01-16-60	85,471,411	4,009,789
Series 2018-99, Class IO	0.406	06-16-60	64,375,637	3,355,393
Series 2019-131, Class IO	0.922	07-16-61	86,718,181	5,863,771
Series 2020-100, Class IO	0.909	05-16-62	87,048,623	6,645,422
Series 2020-108, Class IO	0.933	06-16-62	229,911,600	17,839,968
Series 2020-114, Class IO	0.927	09-16-62	225,346,677	17,611,248
Series 2020-118, Class IO	1.047	06-16-62	189,199,330	15,653,104
Series 2020-119, Class IO	0.813	08-16-62	96,650,390	7,024,995
Series 2020-120, Class IO	0.853	05-16-62	46,206,476	3,575,582
Series 2020-137, Class IO	0.844	09-16-62	294,468,297	22,089,186
Series 2020-150, Class IO	0.984	12-16-62	140,550,645	11,679,196
Series 2020-170, Class IO	0.886	11-16-62	202,482,699	16,416,892
Series 2020-92, Class IO	1.016	02-16-62	34,951,866	2,851,887
Series 2021-110, Class IO	0.890	11-16-63	102,823,760	8,664,516
Series 2021-3, Class IO	0.958	09-16-62	244,968,693	20,273,732

Series 2021-40, Class IO	0.843	02-16-63	62,179,420	4,907,349
Asset backed securities 7.9%				$1,940,856,537
(Cost $1,903,644,820)
Asset backed securities 7.9%				1,940,856,537
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (C)	1.937	08-15-46	37,744,000	37,857,526
Amresco Residential Securities Corp. Mortgage Loan Trust
Series 1998-1, Class A6 (J)	6.510	08-25-27	1	1
AMSR Trust
Series 2020-SFR4, Class A (C)	1.355	11-17-37	33,892,000	34,002,874
Applebee’s Funding LLC
Series 2019-1A, Class A2I (C)	4.194	06-07-49	30,699,018	31,209,235
Arby’s Funding LLC
Series 2020-1A, Class A2 (C)	3.237	07-30-50	31,294,890	32,816,761
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (C)	2.360	03-20-26	28,929,000	30,217,171
Series 2020-1A, Class A (C)	2.330	08-20-26	17,982,000	18,821,524
Bojangles Issuer LLC
Series 2020-1A, Class A2 (C)	3.832	10-20-50	15,998,000	16,685,114
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (C)	3.280	09-26-33	9,920,486	10,404,904
CARS-DB4 LP
Series 2020-1A, Class B1 (C)	4.170	02-15-50	21,876,000	22,654,779
CF Hippolyta LLC
Series 2020-1, Class A1 (C)	1.690	07-15-60	29,918,124	30,486,057
Series 2021-1A, Class A1 (C)	1.530	03-15-61	29,111,450	29,661,543
CLI Funding VI LLC
Series 2020-1A, Class A (C)	2.080	09-18-45	41,679,074	42,165,373
CLI Funding VIII LLC
Series 2021-1A, Class A (C)	1.640	02-18-46	32,746,285	32,635,573
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	74,642	73,172
CoreVest American Finance Trust
Series 2019-3, Class A (C)	2.705	10-15-52	5,163,630	5,400,730
CWABS Asset-Backed Certificates Trust
Series 2004-10, Class AF5B	4.422	02-25-35	157,580	157,112
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
DataBank Issuer
Series 2021-1A, Class A2 (C)	2.060	02-27-51	14,617,000	$14,672,678
Series 2021-1A, Class C (C)	4.430	02-27-51	3,400,000	3,465,825
DB Master Finance LLC
Series 2017-1A, Class A2I (C)	3.629	11-20-47	10,173,995	10,241,550
Series 2017-1A, Class A2II (C)	4.030	11-20-47	11,756,595	12,477,745
Series 2019-1A, Class A2I (C)	3.787	05-20-49	49,595,840	49,946,979
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	6,763,000	6,761,504
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	35,325,755	38,063,501
Series 2021-1A, Class A2I (C)	2.662	04-25-51	21,702,608	22,555,954
Driven Brands Funding LLC
Series 2020-2A, Class A2 (C)	3.237	01-20-51	21,416,380	22,128,689
ExteNet LLC
Series 2019-1A, Class C (C)	5.219	07-26-49	3,100,000	3,222,058
FirstKey Homes Trust
Series 2020-SFR1, Class A (C)	1.339	08-17-37	34,137,460	34,203,086
Series 2020-SFR2, Class A (C)	1.266	10-19-37	39,775,019	39,826,595
Series 2021-SFR1, Class A (C)	1.538	08-17-38	34,402,000	34,517,446
Series 2021-SFR1, Class D (C)	2.189	08-17-38	22,619,000	22,692,634
Five Guys Funding LLC
Series 2017-1A, Class A2 (C)	4.600	07-25-47	16,715,685	17,507,057
FOCUS Brands Funding LLC
Series 2017-1A, Class A2IB (C)	3.857	04-30-47	9,794,665	10,038,356
Ford Credit Auto Owner Trust
Series 2020-1, Class A (C)	2.040	08-15-31	35,226,000	36,681,109
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	37,440,000	39,828,110
Series 2020-2, Class A	1.060	09-15-27	31,656,000	31,750,452
GM Financial Automobile Leasing Trust
Series 2021-2, Class A4	0.410	05-20-25	7,975,000	7,976,948
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (C)	2.900	04-15-26	33,302,000	35,287,588
Series 2020-1, Class A (C)	0.680	08-15-25	14,259,000	14,334,058
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	22,181,000	22,270,323
Series 2021-1A, Class A2 (C)	2.773	04-20-29	21,502,000	21,452,429
Hilton Grand Vacations Trust
Series 2017-AA, Class A (C)	2.660	12-26-28	9,539,141	9,755,268
Series 2018-AA, Class A (C)	3.540	02-25-32	7,042,651	7,401,966
Honda Auto Receivables Owner Trust
Series 2021-2, Class A4	0.550	08-16-27	15,905,000	15,892,219
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	17,022,368	18,870,826
Series 2019-1A, Class A2I (C)	3.982	08-25-49	13,609,160	13,916,591
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (C)	2.730	10-25-48	4,271,535	4,348,592
MVW Owner Trust
Series 2018-1A, Class A (C)	3.450	01-21-36	8,223,542	8,520,058
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (C)	3.910	12-15-45	5,490,067	5,789,260
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (C)	2.600	08-15-68	16,249,416	16,610,488
Navient Student Loan Trust
Series 2020-2A, Class A1A (C)	1.320	08-26-69	22,893,568	22,818,958
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	41,540,888	43,018,081
24	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A (C)	3.610	05-25-23	3,966,979	$3,977,342
Series 2018-FNT2, Class A (C)	3.790	07-25-54	2,701,898	2,703,126
Series 2021-FHT1, Class A (C)	3.104	07-25-26	8,232,186	8,193,915
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (C)	4.459	02-15-27	12,506,146	12,877,527
PFS Financing Corp.
Series 2020-E, Class A (C)	1.000	10-15-25	19,860,000	20,059,514
Progress Residential Trust
Series 2020-SFR1, Class A (C)	1.732	04-17-37	18,308,000	18,542,888
Series 2021-SFR8, Class B (C)	1.681	09-17-38	13,890,000	13,906,107
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	4.934	08-25-35	3,728,247	3,852,101
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (C)	2.510	01-26-32	39,899,000	42,056,395
SCF Equipment Leasing LLC
Series 2021-1A, Class E (C)	3.560	08-20-32	3,300,000	3,291,195
ServiceMaster Funding LLC
Series 2021-1, Class A2I (C)	2.865	07-30-51	27,345,000	27,345,000
Sesac Finance LLC
Series 2019-1, Class A2 (C)	5.216	07-25-49	26,213,040	28,048,739
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class D (C)	5.200	09-20-35	2,449,279	2,520,895
Series 2019-1A, Class A (C)	3.200	01-20-36	4,298,556	4,444,282
Series 2021-1A, Class D (C)	3.170	11-20-37	4,400,379	4,437,431
SMB Private Education Loan Trust
Series 2015-C, Class A2A (C)	2.750	07-15-27	1,665,781	1,678,731
Series 2019-B, Class A2A (C)	2.840	06-15-37	28,284,618	29,551,039
Series 2020-PTA, Class A2A (C)	1.600	09-15-54	13,761,000	13,954,233
Series 2021-A, Class APT2 (C)	1.070	01-15-53	18,522,115	18,380,247
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	25,891,438	27,627,976
Series 2021-1A, Class A2I (C)	2.190	08-20-51	20,896,000	20,891,403
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	9,206,345	8,952,732
Taco Bell Funding LLC
Series 2021-1A, Class A2I (C)	1.946	08-25-51	40,112,000	40,203,455
TIF Funding II LLC
Series 2021-1A, Class A (C)	1.650	02-20-46	19,324,983	19,155,708
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(J)	3.399	10-25-53	7,568,000	7,897,171
Series 2015-2, Class 1M2 (C)(J)	3.504	11-25-60	10,930,000	11,388,440
Series 2017-2, Class A1 (C)(J)	2.750	04-25-57	1,287,171	1,303,576
Series 2018-1, Class A1 (C)(J)	3.000	01-25-58	4,192,551	4,285,289
Series 2018-4, Class A1 (C)(J)	3.000	06-25-58	17,617,721	18,303,729
Series 2018-5, Class A1A (C)(J)	3.250	07-25-58	2,550,410	2,596,658
Series 2018-6, Class A1A (C)(J)	3.750	03-25-58	18,458,718	18,933,862
Series 2019-1, Class A1 (C)(J)	3.735	03-25-58	15,632,070	16,505,550
Series 2019-4, Class A1 (C)(J)	2.900	10-25-59	16,929,948	17,552,899
Series 2020-4, Class A1 (C)	1.750	10-25-60	21,193,646	21,501,904
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (C)	2.560	11-25-31	60,994,000	64,264,492
Series 2020-1A, Class A (C)	1.350	05-25-33	22,365,000	22,817,562
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	44,959,800	45,488,177
Series 2021-1A, Class A (C)	1.860	03-20-46	27,427,608	27,467,836
Vantage Data Centers LLC
Series 2020-1A, Class A2 (C)	1.645	09-15-45	25,011,000	25,042,789
Series 2020-2A, Class A2 (C)	1.992	09-15-45	20,146,000	20,204,917
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Verizon Owner Trust
Series 2020-B, Class A	0.470	02-20-25	39,895,000	$40,030,356
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	31,224,254	31,346,934
VSE VOI Mortgage LLC
Series 2017-A, Class A (C)	2.330	03-20-35	10,475,197	10,715,269
Wendy’s Funding LLC
Series 2021-1A, Class A2I (C)	2.370	06-15-51	19,912,000	20,177,427
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	7,783,246	7,800,462
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (C)	3.238	07-30-51	33,497,000	34,484,827

	Shares	Value
Common stocks 0.1%		$29,374,015
(Cost $29,106,300)
Utilities 0.1%		29,374,015
Multi-utilities 0.1%
Algonquin Power & Utilities Corp.	532,450	26,888,725

Dominion Energy, Inc.	24,838	2,485,290
Preferred securities 0.3%		$74,320,507
(Cost $61,685,459)
Communication services 0.1%		12,636,718
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625%	468,200	12,636,718
Consumer staples 0.0%		2,602,128
Food products 0.0%
Ocean Spray Cranberries, Inc., 6.250% (C)	28,284	2,602,128
Financials 0.0%		3,918,550
Banks 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 5.910% (B)	27,709	729,301
Wells Fargo & Company, 7.500%	2,139	3,189,249
Information technology 0.1%		25,168,353
Semiconductors and semiconductor equipment 0.1%
Broadcom, Inc., 8.000%	15,947	25,168,353
Utilities 0.1%		29,994,758
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	275,700	14,692,053
The Southern Company, 6.750%	38,814	2,049,767
Multi-utilities 0.0%
DTE Energy Company, 6.250%	33,037	1,709,334
NiSource, Inc., 7.750%	111,900	11,543,604

	Par value^	Value
Escrow certificates 0.0%		$59,361
(Cost $0)
LSC Communications, Inc. (C)(G)(K)	19,591,000	59,361

26	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.3%				$806,374,105
(Cost $806,340,519)
U.S. Government Agency 0.4%				100,000,000
Federal Agricultural Mortgage Corp. Discount Note	0.010	09-01-21	100,000,000	100,000,000

	Yield (%)	Shares	Value
Short-term funds 0.1%			31,677,105
John Hancock Collateral Trust (L)	0.0356(M)	3,165,463	31,677,105

	Par value^	Value
Repurchase agreement 2.8%		674,697,000
Barclays Tri-Party Repurchase Agreement dated 8-31-21 at 0.050% to be repurchased at $244,412,339 on 9-1-21, collateralized by $184,780,336 U.S. Treasury Inflation Indexed Bonds, 1.000% due 2-15-46 (valued at $249,300,601)	244,412,000	244,412,000
Repurchase Agreement with State Street Corp. dated 8-31-21 at 0.000% to be repurchased at $430,285,000 on 9-1-21, collateralized by $433,634,000 U.S. Treasury Notes, 0.125% - 2.625% due 6-30-23 to 8-31-23 (valued at 438,890,721)	430,285,000	430,285,000

Total investments (Cost $24,436,220,370) 101.9%	$25,159,503,161
Other assets and liabilities, net (1.9%)	(478,304,049)
Total net assets 100.0%	$24,681,199,112

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,890,855,507 or 32.0% of the fund’s net assets as of 8-31-21.
(D)	All or a portion of this security is on loan as of 8-31-21. The value of securities on loan amounted to $31,004,402.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Non-income producing security.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(M)	The rate shown is the annualized seven-day yield as of 8-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 8-31-21:
United States	89.1%
United Kingdom	1.6%
Canada	1.5%
Ireland	1.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	27

Other countries	6.8%
TOTAL	100.0%
28	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2021, by major security category or type:
	Total value at 8-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$7,666,663,755	—	$7,666,663,755	—
Foreign government obligations	134,944,652	—	134,944,652	—
Corporate bonds	13,000,650,615	—	13,000,650,615	—
Municipal bonds	61,094,102	—	61,094,102	—
Term loans	24,617,702	—	24,617,702	—
Collateralized mortgage obligations	1,420,547,810	—	1,420,547,810	—
Asset backed securities	1,940,856,537	—	1,940,856,537	—
Common stocks	29,374,015	$29,374,015	—	—
Preferred securities	74,320,507	71,718,379	2,602,128	—
Escrow certificates	59,361	—	—	$59,361
Short-term investments	806,374,105	31,677,105	774,697,000	—
Total investments in securities	$25,159,503,161	$132,769,499	$25,026,674,301	$59,361
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
|	29

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,165,463	$40,898,460	$51,950,154	$(61,178,041)	$463	$6,069	$113,726	—	$31,677,105
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
30	|